CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - WeedMD RX Inc. (''WMD'') [Member]	9 Months Ended
Sep. 30, 2016 shares
Decrease in non-marketable securities	1,100,000
Reduction of notes payable	1,100,000